Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 3,429	$ 3,250	$ 2,890	$ 2,833
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	842	691
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	658	737
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,697	1,601
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Total	$ 232	$ 221